UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                    -----------

                    The Gabelli Global Utility & Income Trust
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                -----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS -- 88.4%
               AEROSPACE -- 0.5%
       4,000   United Defense Industries Inc. ..$   293,680
                                                -----------
               BUSINESS SERVICES -- 0.1%
       3,000   Insurance Auto Auctions Inc.+ ...     83,550
                                                -----------
               CABLE -- 2.3%
      10,000   Cablevision Systems
                 Corp., Cl. A+ .................    280,500
      10,000   Cogeco Inc. .....................    192,196
       2,000   Comcast Corp., Cl. A+ ...........     67,560
       8,000   DIRECTV Group Inc.+ .............    115,360
      15,000   EchoStar Communications
                 Corp., Cl. A ..................    438,750
       2,500   Insight Communications
                 Co. Inc.,
                 Cl A+ .........................     29,625
       5,000   Liberty Media International
                 Inc., Cl. A+ ..................    218,700
      10,000   UnitedGlobalCom Inc., Cl. A+ ....     94,600
                                                -----------
                                                  1,437,291
                                                -----------
               COMPUTER SOFTWARE AND SERVICES -- 1.0%
      50,000   Retek Inc.+ .....................    561,000
       1,000   SunGard Data Systems Inc.+ ......     34,500
                                                -----------
                                                    595,500
                                                -----------
               CONSUMER PRODUCTS -- 0.2%
       3,000   Gillette Co. ....................    151,440
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 1.4%
      22,000   Bouygues SA .....................    872,095
                                                -----------
               ELECTRONICS -- 0.1%
       3,000   DuPont Photomasks Inc.+ .........     80,010
                                                -----------
               ENERGY AND UTILITIES -- 0.1%
       5,000   Ormat Technologies Inc.+ ........     78,300
                                                -----------
               ENERGY AND UTILITIES: ELECTRIC -- 15.4%
       6,700   ALLETE Inc. .....................    280,395
      33,000   American Electric
                 Power Co. Inc. ................  1,123,980
         500   Cleco Corp. .....................     10,650
      60,000   DPL Inc. ........................  1,500,000
      40,000   Duquesne Light Holdings Inc. ....    716,800
       1,000   El Paso Electric Co.+ ...........     19,000
       7,000   Electric Power
                 Development Co. Ltd. ..........    215,425
      10,000   FPL Group Inc. ..................    401,500
      57,500   Great Plains Energy Inc. ........  1,758,350
      40,000   Pepco Holdings Inc. .............    839,600
      15,000   Pinnacle West Capital Corp. .....    637,650
      45,000   Southern Co. ....................  1,432,350
         100   UIL Holdings Corp. ..............      5,065
      25,000   Unisource Energy Corp. ..........    774,250
                                                -----------
                                                  9,715,015
                                                -----------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               ENERGY AND UTILITIES: INTEGRATED -- 33.9%
     150,000   AEM SpA .........................$   324,333
      22,000   Ameren Corp. ....................  1,078,220
       5,000   Aquila Inc.+ ....................     19,150
       6,000   Black Hills Corp. ...............    198,420
       4,900   CH Energy Group Inc. ............    223,930
       8,000   Chubu Electric Power Co. Inc. ...    192,110
      10,000   Chugoku Electric Power
                 Co. Inc. ......................    189,779
      28,000   Cinergy Corp. ...................  1,134,560
         500   CMS Energy Corp.+ ...............      6,520
         500   Consolidated Edison Inc. ........     21,090
         300   Constellation Energy Group ......     15,510
       1,000   Duke Energy Corp. ...............     28,010
       9,000   E.ON AG, ADR ....................    258,750
      28,000   Endesa SA, ADR ..................    632,520
      45,000   Enel SpA ........................    430,499
       9,760   Energias de Portugal SA, ADR ....    274,646
      18,000   Energy East Corp. ...............    471,960
      30,000   Enersis SA, ADR .................    252,000
       4,000   Florida Public Utilities Co. ....     75,200
      24,000   Hawaiian Electric
                 Industries Inc. ...............    612,480
     142,000   Hera SpA ........................    398,980
      10,000   Hokkaido Electric
                 Power Co. Inc. ................    203,301
      10,000   Hokuriku Electric Power Co. .....    182,132
      22,000   Iberdrola SA ....................    575,503
      16,000   Kansai Electric Power Co. Inc. ..    320,806
      10,000   Kyushu Electric Power Co. Inc. ..    212,627
      10,000   Maine & Maritimes Corp. .........    252,500
       3,000   MGE Energy Inc. .................     99,450
      10,000   National Grid Transco plc, ADR ..    467,500
      45,000   NiSource Inc. ...................  1,025,550
       4,100   Northeast Utilities .............     79,007
      25,000   NSTAR ...........................  1,357,500
      19,500   OGE Energy Corp. ................    525,525
       1,000   Otter Tail Corp. ................     25,040
       1,000   PG&E Corp. ......................     34,100
       1,600   PPL Corp. .......................     86,384
      33,000   Progress Energy Inc. ............  1,384,350
      42,000   Public Service Enterprise
                 Group Inc. ....................  2,284,380
      19,000   SCANA Corp. .....................    726,180
      35,000   Scottish Power plc, ADR .........  1,092,000
      10,000   Shikoku Electric
                 Power Co. Inc. ................    195,841
      10,000   Southern Union Co.+ .............    251,100
         500   TECO Energy Inc. ................      7,840
      10,000   Tohoku Electric Power Co. Inc. ..    185,303
      10,000   Tokyo Electric Power Co. Inc. ...    242,469
         400   TXU Corp. .......................     31,852
      17,000   Vectren Corp. ...................    452,880
      30,000   Westar Energy Inc. ..............    649,200
       5,000   Wisconsin Energy Corp. ..........    177,500
      13,000   WPS Resources Corp. .............    687,960
      40,000   Xcel Energy Inc. ................    687,200
                                                -----------
                                                 21,341,647
                                                -----------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: NATURAL GAS -- 7.7%
      27,000   Atmos Energy Corp. ..............$   729,000
       1,700   Cascade Natural Gas Corp. .......     33,932
       1,000   Chesapeake Utilities Corp. ......     26,600
      25,000   El Paso Corp. ...................    264,500
         500   Energen Corp. ...................     33,300
      21,000   KeySpan Corp. ...................    818,370
       6,000   Laclede Group Inc. ..............    175,200
      13,000   National Fuel Gas Co. ...........    371,670
      20,000   Nicor Inc. ......................    741,800
       1,000   ONEOK Inc. ......................     30,820
      16,000   Peoples Energy Corp. ............    670,720
       5,000   Piedmont Natural Gas Co. Inc. ...    115,200
      80,000   Snam Rete Gas SpA ...............    445,407
      15,000   Southwest Gas Corp. .............    362,400
                                                -----------
                                                  4,818,919
                                                -----------
               ENERGY AND UTILITIES: OIL -- 3.0%
       1,000   ConocoPhillips ..................    107,840
       2,000   Devon Energy Corp. ..............     95,500
       1,000   Exxon Mobil Corp. ...............     59,600
      18,000   Kaneb Services LLC ..............    767,700
       2,000   Magnum Hunter Resources Inc.+ ...     32,220
       1,700   Murphy Oil Corp. ................    167,841
       1,000   PetroChina Co. Ltd., ADR ........     63,220
      10,000   Royal Dutch Petroleum Co. .......    600,400
                                                -----------
                                                  1,894,321
                                                -----------
               ENERGY AND UTILITIES: WATER -- 5.4%
       6,500   Aqua America Inc. ...............    158,340
       3,000   California Water Service Group ..    100,110
       4,000   Middlesex Water Co. .............     72,600
      78,000   Severn Trent plc ................  1,348,715
      11,000   SJW Corp. .......................    386,430
      12,000   Suez SA, ADR ....................    323,760
      50,000   United Utilities plc, ADR .......    596,216
      11,000   Veolia Environnement ............    390,133
                                                -----------
                                                  3,376,304
                                                -----------
               ENTERTAINMENT -- 0.4%
       9,000   Vivendi Universal SA, ADR+ ......    275,400
                                                -----------
               FINANCIAL SERVICES -- 1.1%
      20,000   Fidelity National Financial Inc.     658,800
       1,000   Hibernia Corp., Cl. A ...........     32,010
                                                -----------
                                                    690,810
                                                -----------
               FOOD AND BEVERAGE -- 1.9%
      15,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A ..........  1,211,550
                                                -----------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               HEALTH CARE -- 1.1%
       8,000   Closure Medical Corp.+ ..........$   213,600
      15,000   Eon Labs Inc.+ ..................    453,600
                                                -----------
                                                    667,200
                                                -----------
               HOTELS AND GAMING -- 0.6%
       5,000   Mandalay Resort Group ...........    352,450
                                                -----------
               METALS AND MINING -- 0.4%
      10,000   Compania de Minas
                 Buenaventura SA, ADR ..........    227,800
                                                -----------
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
       5,000   Kramont Realty Trust ............    117,000
                                                -----------
               TELECOMMUNICATIONS -- 10.9%
      15,000   AT&T Corp. ......................    281,250
      29,000   BCE Inc. ........................    724,710
       9,000   BellSouth Corp. .................    236,610
      30,000   BT Group plc, ADR ...............  1,168,200
      10,000   Deutsche Telekom AG, ADR+ .......    199,600
       6,000   France Telecom SA, ADR ..........    179,220
      15,000   KPN NV, ADR .....................    134,700
       6,000   Manitoba Telecom Services Inc. ..    229,594
      21,000   MCI Inc. ........................    523,320
       4,100   Rogers Communications Inc.,
                 Cl. B .........................    111,684
      19,000   SBC Communications Inc. .........    450,110
      20,000   Sprint Corp. ....................    455,000
       1,500   Swisscom AG .....................    549,935
      19,000   Telefonica SA, ADR ..............    987,430
       8,000   Telefonos de Mexico SA
                 de CV, Cl. L, ADR .............    276,240
      10,000   Verizon Communications Inc. .....    355,000
                                                -----------
                                                  6,862,603
                                                -----------
               TRANSPORTATION -- 0.1%
       2,000   GATX Corp. ......................     66,380
                                                -----------
               WIRELESS COMMUNICATIONS -- 0.6%
       1,600   Mobile TeleSystems, ADR .........     56,304
      30,000   O2 plc+ .........................     67,606
      13,909   Telecom Italia Mobile SpA .......     93,126
       2,000   United States Cellular Corp.+ ...     91,260
       2,700   Vimpel-Communications, ADR+ .....     92,934
                                                -----------
                                                    401,230
                                                -----------
               TOTAL COMMON STOCKS ............. 55,610,495
                                                -----------

               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.1%
         600   Sequa Corp.,
                 $5.00 Cv. Pfd. ................     56,100
                                                -----------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                      --------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)
               DIVERSIFIED INDUSTRIAL -- 0.1%
         200   GATX Corp.,
                 $2.50 Cv. Pfd. ................$    33,000
                                                -----------
               TELECOMMUNICATIONS -- 0.0%
         500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .......     21,300
                                                -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..............    110,400
                                                -----------
   PRINCIPAL
    AMOUNT
   ---------

               CONVERTIBLE CORPORATE BONDS -- 1.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
  $  100,000   Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ..............    101,750
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.1%
      50,000   TriQuint Semiconductor Inc., Sub. Deb. Cv.,
                 4.000%, 03/01/07 ..............     48,312
                                                -----------
               EQUIPMENT AND SUPPLIES -- 0.1%
     100,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 ..............    101,625
                                                -----------
               REAL ESTATE -- 0.6%
               Palm Harbor Homes Inc., Cv.,
     200,000     3.250%, 05/15/2024 ............    178,250
     200,000     3.250%, 05/15/2024 (a) ........    178,250
                                                -----------
                                                    356,500
                                                -----------
               TELECOMMUNICATIONS -- 0.3%
     200,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ..............    186,000
                                                -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ...............    794,187
                                                -----------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    --------                                      --------

               U.S. GOVERNMENT OBLIGATIONS -- 10.2%
  $6,427,000   U.S. Treasury Bills,
                 2.331% to 2.823%++,
                 04/07/05 to 06/23/05 ..........$ 6,396,756
                                                -----------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $57,415,014) ........................$62,911,838
                                                ===========

   --------------
            For Federal tax purposes:
            Aggregate Cost .....................$57,415,014
                                                ===========
            Gross unrealized appreciation ......$ 5,996,682
            Gross unrealized depreciation ......   (499,858)
                                                -----------
            Net unrealized appreciation
               (depreciation) ..................$ 5,496,824
                                                ===========

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $178,250 or 0.28% of total investments.
   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR - American Depository Receipt.
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
            -------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard C. Sell
                         -------------------------------------------------------
                           Richard C. Sell, Jr., Principal Financial Officer


Date     May 25, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.